Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Key Economic Variables or Assumptions (Detail)	12 Months Ended
Dec. 31, 2018
Upside [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(1.00%)
Unemployment rates	10.00%
Central Bank base rates	37.80%
House Price index	31.50%
Upside [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	4.25%
Unemployment rates	9.50%
Central Bank base rates	30.50%
House Price index	25.20%
Upside [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	4.30%
Unemployment rates	9.00%
Central Bank base rates	20.00%
House Price index	18.90%
Upside [member] | Later than four years and not later than five years [member]
Disclosure of external credit grades [line items]
GDP growth	4.00%
Unemployment rates	8.00%
Central Bank base rates	13.70%
House Price index	14.70%
Base case [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(1.50%)
Unemployment rates	10.10%
Central Bank base rates	36.00%
House Price index	30.00%
Base case [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	3.50%
Unemployment rates	10.30%
Central Bank base rates	29.00%
House Price index	24.00%
Base case [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	3.30%
Unemployment rates	9.80%
Central Bank base rates	19.00%
House Price index	18.00%
Base case [member] | Later than four years and not later than five years [member]
Disclosure of external credit grades [line items]
GDP growth	3.00%
Unemployment rates	9.60%
Central Bank base rates	13.00%
House Price index	14.00%
Downside [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	(2.25%)
Unemployment rates	11.00%
Central Bank base rates	37.80%
House Price index	33.00%
Downside [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	1.75%
Unemployment rates	11.50%
Central Bank base rates	34.80%
House Price index	31.10%
Downside [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	0.80%
Unemployment rates	12.00%
Central Bank base rates	26.60%
House Price index	28.90%
Downside [member] | Later than four years and not later than five years [member]
Disclosure of external credit grades [line items]
GDP growth	1.00%
Unemployment rates	12.00%
Central Bank base rates	24.70%
House Price index	26.70%
Probability of default [member] | Upside [member]
Disclosure of external credit grades [line items]
GDP growth	10.00%
Unemployment rates	10.00%
Central Bank base rates	10.00%
House Price index	10.00%
Probability of default [member] | Base case [member]
Disclosure of external credit grades [line items]
GDP growth	60.00%
Unemployment rates	60.00%
Central Bank base rates	60.00%
House Price index	60.00%
Probability of default [member] | Downside [member]
Disclosure of external credit grades [line items]
GDP growth	30.00%
Unemployment rates	30.00%
Central Bank base rates	30.00%
House Price index	30.00%